[USAA    9800 Fredericksburg Road
EAGLE    San Antonio, Texas 78288
LOGO (R)]


                                November 6, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:     USAA MUTUAL FUNDS TRUST
        INFORMATION STATEMENT ON SCHEDULE 14C (FILE NO. 811-7852)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of USAA Mutual Funds Trust (the Trust), pursuant to the Securities Exchange Act of 1934, as amended, and the regulations thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, a Preliminary Information Statement on
Schedule 14C.

The Information Statement relates to the appointment of The Renaissance Group, LLC as an investment subadviser to the USAA Growth Fund, a series of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (210) 498-1817.


                                       Sincerely,


                                        /s/  Frances DeCecco
                                       Frances DeCecco
                                       Attorney
                                       Securities Counsel

Enclosures

cc:  Kirkpatrick & Lockhart Preston Ellis Gates LLP